16. Short and long-term debt (Details 1) R$ in Thousands, $ in Thousands	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 BRL (R$)
USD
DisclosureOfDebtLineItems [Line Items]
Total	R$ 5,340,601		R$ 4,754,838
Local Long-term Borrowings [Member] | Debentures VII [Member]
DisclosureOfDebtLineItems [Line Items]
Total	577,981
Foreign Long-term Borrowings [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	5,340,601		R$ 4,754,838
Foreign Long-term Borrowings [Member] | Engine Facility (Cacib) [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	43,431
Foreign Long-term Borrowings [Member] | Senior Notes IV [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	352,205
Foreign Long-term Borrowings [Member] | Senior Notes VIII [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	2,439,492
Foreign Long-term Borrowings [Member] | Perpetual Notes [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	513,282
Foreign Long-term Borrowings [Member] | Term Loan [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	1,147,196
Foreign Long-term Borrowings [Member] | Engine Facility 1 [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	146,457
Foreign Long-term Borrowings [Member] | Finance Guaranteed By Engines [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	120,557
2020 | USD
DisclosureOfDebtLineItems [Line Items]
Total	1,503,194
2020 | Local Long-term Borrowings [Member] | Debentures VII [Member]
DisclosureOfDebtLineItems [Line Items]
Total	288,990
2020 | Foreign Long-term Borrowings [Member] | Engine Facility (Cacib) [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	43,431
2020 | Foreign Long-term Borrowings [Member] | Senior Notes IV [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2020 | Foreign Long-term Borrowings [Member] | Senior Notes VIII [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2020 | Foreign Long-term Borrowings [Member] | Perpetual Notes [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2020 | Foreign Long-term Borrowings [Member] | Term Loan [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	1,147,196
2020 | Foreign Long-term Borrowings [Member] | Engine Facility 1 [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	20,265
2020 | Foreign Long-term Borrowings [Member] | Finance Guaranteed By Engines [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	3,312
2021 | USD
DisclosureOfDebtLineItems [Line Items]
Total	428,826
2021 | Local Long-term Borrowings [Member] | Debentures VII [Member]
DisclosureOfDebtLineItems [Line Items]
Total	288,991
2021 | Foreign Long-term Borrowings [Member] | Engine Facility (Cacib) [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2021 | Foreign Long-term Borrowings [Member] | Senior Notes IV [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2021 | Foreign Long-term Borrowings [Member] | Senior Notes VIII [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2021 | Foreign Long-term Borrowings [Member] | Perpetual Notes [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total | $		$ 0
2021 | Foreign Long-term Borrowings [Member] | Term Loan [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2021 | Foreign Long-term Borrowings [Member] | Engine Facility 1 [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	126,192
2021 | Foreign Long-term Borrowings [Member] | Finance Guaranteed By Engines [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	13,643
2022 | USD
DisclosureOfDebtLineItems [Line Items]
Total	366,475
2022 | Local Long-term Borrowings [Member] | Debentures VII [Member]
DisclosureOfDebtLineItems [Line Items]
Total	0
2022 | Foreign Long-term Borrowings [Member] | Engine Facility (Cacib) [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2022 | Foreign Long-term Borrowings [Member] | Senior Notes IV [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	352,205
2022 | Foreign Long-term Borrowings [Member] | Senior Notes VIII [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2022 | Foreign Long-term Borrowings [Member] | Perpetual Notes [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total | $		0
2022 | Foreign Long-term Borrowings [Member] | Term Loan [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2022 | Foreign Long-term Borrowings [Member] | Engine Facility 1 [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2022 | Foreign Long-term Borrowings [Member] | Finance Guaranteed By Engines [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	14,270
2023 | USD
DisclosureOfDebtLineItems [Line Items]
Total	14,921
2023 | Local Long-term Borrowings [Member] | Debentures VII [Member]
DisclosureOfDebtLineItems [Line Items]
Total	0
2023 | Foreign Long-term Borrowings [Member] | Engine Facility (Cacib) [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2023 | Foreign Long-term Borrowings [Member] | Senior Notes IV [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2023 | Foreign Long-term Borrowings [Member] | Senior Notes VIII [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2023 | Foreign Long-term Borrowings [Member] | Perpetual Notes [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2023 | Foreign Long-term Borrowings [Member] | Term Loan [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2023 | Foreign Long-term Borrowings [Member] | Engine Facility 1 [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
2023 | Foreign Long-term Borrowings [Member] | Finance Guaranteed By Engines [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	14,921
Thereafter | USD
DisclosureOfDebtLineItems [Line Items]
Total	2,513,903
Thereafter | Local Long-term Borrowings [Member] | Debentures VII [Member]
DisclosureOfDebtLineItems [Line Items]
Total	0
Thereafter | Foreign Long-term Borrowings [Member] | Engine Facility (Cacib) [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
Thereafter | Foreign Long-term Borrowings [Member] | Senior Notes IV [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
Thereafter | Foreign Long-term Borrowings [Member] | Senior Notes VIII [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	2,439,492
Thereafter | Foreign Long-term Borrowings [Member] | Perpetual Notes [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total | $		$ 0
Thereafter | Foreign Long-term Borrowings [Member] | Term Loan [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
Thereafter | Foreign Long-term Borrowings [Member] | Engine Facility 1 [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
Thereafter | Foreign Long-term Borrowings [Member] | Finance Guaranteed By Engines [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	74,411
Without maturity date | USD
DisclosureOfDebtLineItems [Line Items]
Total	513,282
Without maturity date | Local Long-term Borrowings [Member] | Debentures VII [Member]
DisclosureOfDebtLineItems [Line Items]
Total	0
Without maturity date | Foreign Long-term Borrowings [Member] | Engine Facility (Cacib) [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
Without maturity date | Foreign Long-term Borrowings [Member] | Senior Notes IV [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
Without maturity date | Foreign Long-term Borrowings [Member] | Senior Notes VIII [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
Without maturity date | Foreign Long-term Borrowings [Member] | Perpetual Notes [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	513,282
Without maturity date | Foreign Long-term Borrowings [Member] | Term Loan [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
Without maturity date | Foreign Long-term Borrowings [Member] | Engine Facility 1 [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	0
Without maturity date | Foreign Long-term Borrowings [Member] | Finance Guaranteed By Engines [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Total	R$ 0